Inventories (Details 2) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013
Inventory [Line Items]
Percentage of LIFO Inventory	65.00%
Inventory, LIFO Reserve	$ 86.7	$ 79.0
Approximate Amount Expected to be Recognized in LIFO Expense by End of Year	$ 7.7	$ 1.5